Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000162241 [Member] | Expand Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
C000162241 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
C000162241 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
C000162241 [Member] | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
C000162241 [Member] | Pan American Silver Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
C000162241 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
C000162241 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
C000162241 [Member] | ArcelorMittal SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
C000162241 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[1]
C000162241 [Member] | International Paper Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[1]
C000162241 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000162241 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000162241 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000162241 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000162241 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000162241 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004626 [Member] | Expand Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[2]
C000004626 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[2]
C000004626 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[2]
C000004626 [Member] | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[2]
C000004626 [Member] | Pan American Silver Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[2]
C000004626 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[2]
C000004626 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[2]
C000004626 [Member] | ArcelorMittal SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[2]
C000004626 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[2]
C000004626 [Member] | International Paper Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[2]
C000004626 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000004626 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004626 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004626 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000004626 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000004626 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004625 [Member] | Expand Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[3]
C000004625 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[3]
C000004625 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[3]
C000004625 [Member] | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[3]
C000004625 [Member] | Pan American Silver Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[3]
C000004625 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[3]
C000004625 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[3]
C000004625 [Member] | ArcelorMittal SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[3]
C000004625 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[3]
C000004625 [Member] | International Paper Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[3]
C000004625 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000004625 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004625 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004625 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000004625 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000004625 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004623 [Member] | Expand Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[4]
C000004623 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[4]
C000004623 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[4]
C000004623 [Member] | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[4]
C000004623 [Member] | Pan American Silver Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[4]
C000004623 [Member] | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[4]
C000004623 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[4]
C000004623 [Member] | ArcelorMittal SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[4]
C000004623 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[4]
C000004623 [Member] | International Paper Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[4]
C000004623 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000004623 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004623 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004623 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000004623 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000004623 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[4]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.